Contingently Redeemable Preferred Stock	12 Months Ended
Dec. 31, 2020
Contingently Redeemable Preferred Stock [Abstract]
CONTINGENTLY REDEEMABLE PREFERRED STOCK
15.	CONTINGENTLY REDEEMABLE PREFERRED STOCK

The Company had three outstanding series of redeemable preferred stock. In connection with the closing of the Merger Transaction on October 30, 2020, the Series I and J Contingently Redeemable Preferred Stock were redeemed for $28.6 million and $16.4 million, respectively in cash. The Series H Contingently Redeemable Preferred Stock was redeemed for $18.1 million in cash and 10,600,347 shares of Class A common stock in SOC Telemed, Inc. as follows:

As of December 31, 2020 (in thousands, except share and per share amounts)
	Liquidation Preference as of 10/30/2020	Redemption through issuance of Cash	Redemption through issuance of Class A Common Stock	Number of Class A Common Shares Issued (*)
Series H	$124,779	$18,136	$106,643	10,600,347
Series I	28,593	28,593	-	-
Series J	16,447	16,447	-	-
	$169,819	$63,176	$106,643	10,600,347

(*)	Securities of the surviving company: SOC Telemed, Inc.

The authorized, issued and outstanding preferred shares, issue price, and carrying value at December 31, 2019 were as presented in the table below. Additionally, the number of preferred shares and their respective issue prices were converted using an exchange ratio of 0.4047 as a result of the Merger Transaction.

As of December 31, 2019 (in thousands, except share and per share amounts)
	Shares Authorized	Shares Issued and Outstanding	Issue Price	Carrying Amount
Series H	8,814,825	8,814,825	$2.82	$32,675
Series I	20,000	20,000	1,000.00	25,412
Series J	4,000	4,000	1,000.00	3,820
	8,838,825	8,838,825		$61,907

Series H Preferred Stock

During 2015 and 2016, the Company issued 8,814,825 shares of Series H contingently redeemable preferred stock in exchange for $24.7 million of cash consideration. The Company incurred total offering costs of $0.5 million. Offering costs were recorded against proceeds received and were accreted over the redemption term of the preferred stock which could be first redeemed on September 30, 2022.

The rights and privileges of the Series H redeemable preferred stock were as follows:

●	Voting - The preferred stockholders were entitled to vote together with the holders of common stock, on all matters submitted to stockholders for a vote. Each preferred stockholder was entitled to a number of votes equal to the number of shares of common stock into which each share of preferred stock is convertible at the time of such vote.

●	Dividends - The preferred stockholders were entitled to receive cumulative dividends at 8% per annum of the initial purchase price of $2.82 per share for Series H. Dividends were prior and in preference to any declaration or payment of any dividend to the common stock of the Company. The dividends accrued daily on each share from the date of issue, and accrued whether or not earned or declared. Any accumulation of dividends on the preferred stock did not bear interest.

No dividends on any other series of preferred stock or common stock shall be declared or paid unless all holders of the Series H preferred stock participate on an as-converted basis. There were no declared dividends. Cumulative dividends were accreted and recorded as an increase to the contingently redeemable preferred stock. As of December 31, 2019, total unpaid accumulated dividends due the Series H preferred stockholders was $8.1 million ($0.91 per share), respectively and are included as a component of the Series H contingently redeemable preferred shares carrying value as of December 31, 2019.

●	Liquidation - In the event of any liquidation, dissolution or winding-up of the Company, the Series H preferred stockholders were entitled to distributions equal to the greater of (a) their initial purchase price per share plus accrued and unpaid dividends (all amounts are prior and in preference to any distribution of any assets to the holders of common stock) plus, upon liquidation, the Series H preferred stockholders were also entitled to participate in the distribution of assets to the common stockholders on an as-converted basis; or (b) the Series H Minimum Value defined as the Series H initial purchase price accreted from the date of issuance at an annual rate of 25%, compounded annually. In connection with the closing of the Merger Transaction on October 30, 2020, the Series H was redeemed. As of December 31, 2019, the Series H liquidation preference was $32.8 million.

A liquidation, dissolution or winding-up of the Company is defined to include (a) the acquisition of the Company by another entity by means of any transaction or series of related transactions (including without limitation, any reorganization, merger or consolidation, or sale of stock); or (b) a sale of all or substantially all the assets of the Company; unless the Company's stockholders of record as constituted immediately prior to such acquisition or sale, hold at least 50% of the fully diluted equity (including at least 50% of the voting power) of the surviving or acquired entity. The Merger Transaction with HCMC was determined to be a deemed liquidation event and as a result $90.3 million was accreted as additional dividends increasing the Series H liquidation preference to $124.8 million. The Company paid $18.1 million in cash and issued 10,600,397 shares of common stock to settle the required redemption.

●	Conversion - Each share of Series H preferred stock was convertible at any time, at the option of the holder, into common stock. The preferred stock was convertible on a one-to-one basis into common stock, subject to certain anti-dilution adjustments including reset provisions that take effect when subsequent shares are issued at per-share prices lower than the then-current conversion rate, as defined in the terms of the preferred stock agreements and restated Articles of Incorporation. In addition, the preferred stock would automatically convert to common stock upon the closing of an initial public offering of the Company's common stock in which the pre-money valuation of the corporation equals or exceeds $50.0 million and the price at which such shares are sold to the public equals or exceeds $7.02 per share, as defined in the terms of the preferred stock agreements.

●	Redemption - The preferred stock was subject to redemption, at the election of at least a majority of the holders, any time after September 30, 2022 at their initial purchase price, plus accrued but unpaid dividends. The redemption date was deferred in conjunction with the Term Loan Agreement (see Note 11). Upon request, the Company was required to redeem all issued and outstanding shares of the preferred stock in two equal installments, one 90 days and the other 455 days following receipt by the Company of notice of the request by the stockholders.

Series I Preferred Stock

During 2017 and 2018, the Company issued 20,000 shares of Series I preferred stock in exchange for $20 million of cash consideration. The Company incurred total offering costs of $0.2 million. Offering costs were recorded against proceeds received and accreted over the redemption term of the award, as applicable.

The rights and privileges of the Series I redeemable preferred stock were as follows:

●	Voting - Series I preferred stockholders were not permitted to vote in any actions to be taken by the stockholders of the Corporation, including any action with respect to the election of directors to the Board of Directors of the Corporation.

●	Dividends - The preferred stockholders were entitled to receive cumulative dividends at the per annum rate of 15.0%, compounding annually, of the initial purchase price of $1,000.00 per share for Series I. Dividends were prior and in preference to any declaration or payment of any dividend to the Series H shareholders or the common stockholders of the Company. The dividends accrued daily on each share from the date of issue, and accrued whether or not earned or declared.

As of December 31, 2019, there were no declared dividends. Cumulative dividends were accreted and recorded as an increase to the contingently redeemable preferred stock. As of December 31, 2019, total unpaid accumulated dividends due the Series I preferred stockholders was $5.6 million ($280.77 per share) and was included as a component of the Series I contingently redeemable preferred shares carrying value as of December 31, 2019.

●	Liquidation - In the event of any liquidation, dissolution or winding-up of the Company, the Series I preferred stockholders were entitled to distributions equal to their initial purchase price per share plus accrued and unpaid dividends (all amounts were prior and in preference to any distribution of any assets to the holders of the other series of preferred stock and common stock). Upon liquidation, the Series I preferred stockholders were not entitled to participate in the distribution of assets to the common stockholder. In connection with the closing of the Merger Transaction on October 30, 2020, the Series I was redeemed. As of December 31, 2019 the Series I liquidation preference was $25.7 million.

A liquidation, dissolution or winding-up of the Company was defined to include (a) the acquisition of the Company by another entity by means of any transaction or series of related transactions (including without limitation, any reorganization, merger or consolidation, or sale of stock); or (b) a sale of all or substantially all the assets of the Company; unless the Company's stockholders of record as constituted immediately prior to such acquisition or sale, hold at least 50% of the fully diluted equity (including at least 50% of the voting power) of the surviving or acquired entity. The Merger Transaction qualifies as a liquidation.

●	Conversion - Series I preferred stock was non-convertible into common stock except for mandatory conversion upon an initial public offering. Upon an initial public offering of the common stock, all shares of Series I Preferred Stock would be converted automatically into a number of shares of common stock as determined by multiplying the number of shares of Series I Preferred Stock to be so converted by the Series I Original Issue Price plus the value of any unpaid Series I Preferred Stock accrued dividends, and dividing the result by the price per share offered to the public in a Qualified Public Offering.

●	Redemption - The preferred stock was not redeemable except that the Company shall have the option to redeem all or any portion of the Series I preferred stock on any date or dates following the issuances of Series I preferred stock. The Series I preferred stock to be redeemed on the redemption date would have been redeemed by paying for each share in cash an amount equal to the original issue prices plus the value of the accrued dividends as of the redemption date. The majority investor in the Series I transaction also controls the Board of Directors. Therefore, the redemption provisions were outside of the Company's control. As a result, the Company classified the Series I preferred stock as contingently redeemable preferred stock on the consolidated balance sheets.

Series J Preferred Stock

During 2019, the Company issued 4,000 shares of Series J preferred stock in exchange for $4.0 million of cash consideration. The Company incurred offering costs of $0.1 million. Offering costs were recorded against proceeds received and accreted over the redemption term of the award, as applicable. The Series J preferred stock purchase agreement contained firm commitments for additional subsequent closings during 2020 for the remaining authorized shares of 11,000 in exchange for $11.0 million of cash consideration. Additional subsequent closings were fully funded in cash totaling $3.7 million on January 28, 2020, $3.7 million on March 27, 2020, and $3.6 million on June 12, 2020.

The rights and privileges of the Series J redeemable preferred stock were as follows:

●	Voting - Series J preferred stockholders were not permitted to vote in any actions to be taken by the stockholders of the Corporation, including any action with respect to the election of directors to the Board of Directors of the Corporation.

●	Dividends - The preferred stockholders were entitled to receive cumulative dividends at the per annum rate of 15.0%, compounding annually, of the initial purchase price of $1,000 per share for Series J. Dividends were prior and in preference to any declaration or payment of any dividend to the Series H and I shareholders or the common stockholders of the Company. The dividends accrued daily on each share from the date of issue, and accrued whether or not earned or declared.

There have been no declared dividends. Cumulative dividends have been accreted and recorded as an increase to the contingently redeemable preferred stock. As of December 31, 2019, total unpaid accumulated dividends due the Series J preferred stockholders was less than $0.1 million ($5.55 per share) and was included as a component of the Series J contingently redeemable preferred shares carrying value as of December 31, 2019.

●	Liquidation - In the event of any liquidation, dissolution or winding-up of the Company, the Series J preferred stockholders are entitled to distributions equal to their initial purchase price per share plus accrued and unpaid dividends (all amounts are prior and in preference to any distribution of any assets to the holders of the other series of preferred stock and common stock). Upon liquidation, the Series J preferred stockholders are not entitled to participate in the distribution of assets to the common stockholder. In connection with the closing of the Merger Transaction on October 30, 2020, the Series J preferred stock was 100% liquidated. As of December 31, 2019, the Series J liquidation preference was $4.0 million.

A liquidation, dissolution or winding-up of the Company is defined to include (a) the acquisition of the Company by another entity by means of any transaction or series of related transactions (including without limitation, any reorganization, merger or consolidation, or sale of stock); or (b) a sale of all or substantially all the assets of the Company; unless the Company's stockholders of record as constituted immediately prior to such acquisition or sale, hold at least 50% of the fully diluted equity (including at least 50% of the voting power) of the surviving or acquired entity. The Merger Transaction qualifies as a liquidation

●	Conversion - Series J preferred stock is non-convertible into common stock except for mandatory conversion upon an initial public offering. Upon initial public offering of the common stock, all shares of Series J Preferred stock will be converted automatically into a number of shares of common stock as determined by multiplying the number of shares of Series J Preferred Stock to be so converted by the Series J Original Issue Price plus the value of any unpaid Series J Preferred Stock accrued dividends, and dividing the result by the price per share offered to the public in a Qualified Public Offering.

●	Redemption - The preferred stock is not redeemable except that the Company shall have the option to redeem all or any portion of the Series J preferred stock on any date or dates following the issuances of Series J preferred stock. The Series J preferred stock to be redeemed on the redemption date shall be redeemed by paying for each share in cash an amount equal to the original issue prices plus the value of the accrued dividends as of the redemption date. The majority investor in the Series J transaction also controls the Board of Directors. Therefore, the redemption provisions are outside of the Company's control. As a result, the Company classified the Series J preferred stock as contingently redeemable preferred stock on the consolidated balance sheets.